JPMorgan Trust I

March 3, 2008

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of:
the JPMorgan Income Builder Fund
File Nos. 333-103022 and 811-21295

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for the JPMorgan Income Builder Fund does not differ from those contained in Post-Effective Amendment No. 70 (Amendment No. 71 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on February 28, 2008.

Very truly yours,

/s/ Jessica K. Ditullio

Jessica K. Ditullio

Assistant Secretary